Earnings per share - Diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Income attributable to equity holders of the Group	$ 247,724	$ 282,674	$ 239,506
Weighted average number of shares and potential ordinary shares (thousands) (Note 31.c)	162,451	161,193	161,058
Diluted earnings per share of the year attributable to the ordinary equity holders of the Group	$ 1.52	$ 1.75	$ 1.49